Share Consolidation (Details) - USD ($)	Mar. 25, 2025	Dec. 31, 2025 [1]
Share Consolidation [Line Items]
Authorized share capital (in Dollars)	$ 50,000
Total shares	25,000,000
Class A Ordinary Shares [Member]
Share Consolidation [Line Items]
Ordinary shares, authorized share capital	1,250,000
Shares par value (in Dollars per share)	$ 0.002	$ 0.002
Class B Ordinary Shares [Member]
Share Consolidation [Line Items]
Ordinary shares, authorized share capital	13,750,000
Shares par value (in Dollars per share)	$ 0.002	$ 0.002
Board of directors [Member]
Share Consolidation [Line Items]
Ordinary shares, authorized share capital	10,000,000
Shares par value (in Dollars per share)	$ 0.002

[1]	The shares amounts are presented on a retroactive basis to reflect the 20-to-1 ordinary share consolidation effected on April 14, 2025 (See Note 18).